UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                        FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Mountain Pacific Investment Advisers, Inc.
Address:	877 Main St.  Suite 704
		Boise, ID  83702

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Rod MacKinnon
Title:	Secretary/Treasurer
Phone:	208-336-1422
Signature, Place, and Date of Signing:

	Rod MacKinnon	Boise, Idaho	May 30, 2000

Report Type (Check only one.)

[x]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ] 	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	75
Form 13F Information Table Value Total:	$264394

List of Other Included Managers:

	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2438 69275.00 SH       SOLE                 69275.00
Affiliated Computer Services I COM              008190100     3492 91900.00 SH       SOLE                 91900.00
Airgas Inc                     COM              009363102      850 102200.00SH       SOLE                102200.00
Albertson's Inc                COM              013104104     2215 71740.34 SH       SOLE                 71740.34
AmSouth Bancorporation         COM              032165102     2202 147431.00SH       SOLE                147431.00
American Home Products         COM              026609107      911 16950.00 SH       SOLE                 16950.00
Analysts International         COM              032681108     1856 187975.00SH       SOLE                187975.00
Applied Power Inc Cl A         COM              038225108     3354 117700.00SH       SOLE                117700.00
AptarGroup Inc                 COM              038336103     9517 356600.00SH       SOLE                356600.00
Arrow Electronics, Inc         COM              042735100     6417 182050.00SH       SOLE                182050.00
BISYS Group Inc                COM              055472104     4655 70000.00 SH       SOLE                 70000.00
BJ's Wholesale Club, Inc       COM              15548J106     1397 36400.00 SH       SOLE                 36400.00
Baldor Electric                COM              057741100     5482 303488.00SH       SOLE                303488.00
Biomet, Inc                    COM              090613100     1528 42000.00 SH       SOLE                 42000.00
Bristol-Myers Squibb Co        COM              110122108      238  4100.00 SH       SOLE                  4100.00
CCB Financial Corp             COM              124875105      442 10000.00 SH       SOLE                 10000.00
Charter One Financial          COM              160903100      615 29290.00 SH       SOLE                 29290.00
Cintas Corp                    COM              172908105     2148 54825.00 SH       SOLE                 54825.00
Comcast Corp Cl A SPL          COM              200300200      304  7000.00 SH       SOLE                  7000.00
Comerica Inc                   COM              200340107     1239 29576.19 SH       SOLE                 29576.19
Compass Bancshares Inc         COM              20449H109     2348 117750.00SH       SOLE                117750.00
Computer Horizons Corp         COM              205908106     1005 58700.00 SH       SOLE                 58700.00
Computer Task Group            COM              205477102      529 48100.00 SH       SOLE                 48100.00
Conmed Corp                    COM              207410101     2484 99100.00 SH       SOLE                 99100.00
Convergys Corp                 COM              212485106     1296 33500.00 SH       SOLE                 33500.00
Costco Wholesale Corp          COM              22160K105     1106 21050.00 SH       SOLE                 21050.00
Covance Inc                    COM              222816100      838 78000.00 SH       SOLE                 78000.00
Crown Castle International Cor COM              228227104     1185 31300.00 SH       SOLE                 31300.00
Danaher Corp                   COM              235851102    14300 280400.00SH       SOLE                280400.00
Donaldson Co                   COM              257651109     8198 363350.00SH       SOLE                363350.00
Dyersburg Corp                 COM              267575108        9 10000.00 SH       SOLE                 10000.00
Electronic Data Systems Corp   COM              285661104      890 13872.00 SH       SOLE                 13872.00
Equifax Inc                    COM              294429105     6909 273625.79SH       SOLE                273625.79
Exxon Mobil Corp               COM              30231G102     1307 16768.00 SH       SOLE                 16768.00
FIserv Inc                     COM              337738108    13965 375534.00SH       SOLE                375534.00
Fifth Third Bancorp            COM              316773100     1815 28816.00 SH       SOLE                 28816.00
First Data Corp                COM              319963104    12754 287403.00SH       SOLE                287403.00
First Security Corp            COM              336294103      399 33284.00 SH       SOLE                 33284.00
General Electric Co            COM              369604103      307  1975.00 SH       SOLE                  1975.00
Hannaford Bros. Co             COM              410550107     7788 105600.00SH       SOLE                105600.00
Hewlett-Packard Co             COM              428236103      425  3200.00 SH       SOLE                  3200.00
Honeywell International Inc    COM              438516106      221  4204.00 SH       SOLE                  4204.00
IdaCorp Inc                    COM              451107106      247  7100.00 SH       SOLE                  7100.00
Idex Corp                      COM              45167R104     8311 304999.00SH       SOLE                304999.00
Infinity Broadcasting Corp Cl  COM              45663G107     1410 43550.00 SH       SOLE                 43550.00
Intel Corp                     COM              458140100     1082  8200.00 SH       SOLE                  8200.00
International Business Machine COM              459200101     1645 13940.00 SH       SOLE                 13940.00
Keane Inc                      COM              486665102     1783 70600.00 SH       SOLE                 70600.00
Kroger Co                      COM              501044101      393 22400.00 SH       SOLE                 22400.00
Littelfuse Inc                 COM              537008104     3045 83000.00 SH       SOLE                 83000.00
Merck & Co                     COM              589331107     2296 36950.00 SH       SOLE                 36950.00
Metro Information Services Inc COM              59162P104     1617 112500.00SH       SOLE                112500.00
Micron Technology              COM              595112103      204  1619.00 SH       SOLE                  1619.00
National City Corp             COM              635405103     6543 317250.00SH       SOLE                317250.00
North Fork Bancorp             COM              659424105     8243 461125.00SH       SOLE                461125.00
Old Kent Financial Corp        COM              679833103      731 22856.00 SH       SOLE                 22856.00
Omnicare Inc                   COM              681904108     1011 83800.00 SH       SOLE                 83800.00
Pfizer Inc                     COM              717081103     2568 70240.00 SH       SOLE                 70240.00
RPM Inc                        COM              749685103     2900 263632.00SH       SOLE                263632.00
Robert Half International Inc  COM              770323103     3666 77300.00 SH       SOLE                 77300.00
Royal Dutch Petroleum Co       COM              780257804      257  4440.00 SH       SOLE                  4440.00
Sealed Air Corp                COM              81211K100    14353 264275.00SH       SOLE                264275.00
Teleflex Inc                   COM              879369106    12356 349300.00SH       SOLE                349300.00
Tyco International             COM              902124106    24160 482000.00SH       SOLE                482000.00
U.S. Bancorp                   COM              902973106    11232 513477.00SH       SOLE                513477.00
U.S. Foodservice               COM              90331R101     5679 220550.00SH       SOLE                220550.00
Universal Health Services      COM              913903100     5361 109400.00SH       SOLE                109400.00
Viad Corp                      COM              92552R109     2084 91100.00 SH       SOLE                 91100.00
Westamerica Bancorp            COM              957090103     1568 56500.00 SH       SOLE                 56500.00
Zions Utah Bancorp             COM              989701107     7188 172680.00SH       SOLE                172680.00
AIM Income Fund                COM              008879405       98 13107.3460SH      SOLE               13107.3460
Equity Invest. Fund -Cohen & S COM              294710512       41 53340.0000SH      SOLE               53340.0000
Franklin Templeton, Oregon Tax COM              354723785      206 18671.1740SH      SOLE               18671.1740
Lord Abbett Affiliated Fund Cl COM              544001100      360 23374.9040SH      SOLE               23374.9040
Technology Select Sector SPDR  COM              81369Y803      375 6200.0000SH       SOLE                6200.0000